Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Off-balance Sheet Commitments

Details of off-balance sheet commitments

As of December 31, 2024	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Clinical & Research and Development agreements	67	67	-	-	-
IT licensing agreements	1,177	288	889	-	-
Total commitments	1,244	355	889	-	-